UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-08031
SELIGMAN VALUE FUND SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: December 31
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

Portfolio of Investments
Columbia Select Large-Cap Value Fund
(formerly known as Seligman Large-Cap Value Fund)
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (7.6%)
General Dynamics Corp.	140,000		$8,793,400
Honeywell International, Inc.	230,000		10,106,200
United Technologies Corp.	130,000		9,259,900

Total			28,159,500

Capital Markets (2.3%)
Morgan Stanley	350,000		8,638,000

Chemicals (8.2%)
EI du Pont de Nemours & Co.	250,000		11,155,000
Praxair, Inc.	100,000	(c)	9,026,000
The Sherwin-Williams Co.	135,000		10,143,900

Total			30,324,900

Commercial Banks (2.7%)
U.S. Bancorp	460,000		9,945,200

Communications Equipment (2.9%)
Juniper Networks, Inc.	350,000	(b)	10,622,500

Diversified Financial Services (7.4%)
Bank of America Corp.	1,000,000		13,110,000
JPMorgan Chase & Co.	370,000		14,085,900

Total			27,195,900

Food & Staples Retailing (4.5%)
Costco Wholesale Corp.	160,000	(c)	10,318,400
Wal-Mart Stores, Inc.	115,000		6,154,800

Total			16,473,200

Food Products (3.6%)
Tyson Foods, Inc., Class A	830,000		13,296,600

Health Care Equipment & Supplies (3.1%)
Baxter International, Inc.	240,000		11,450,400

Health Care Providers & Services (4.1%)
Humana, Inc.	300,000	(b)	15,072,000

Independent Power Producers & Energy Traders (3.8%)
The AES Corp.	1,225,000	(b)	13,903,750

Issuer	Shares		Value(a)
Insurance (11.3%)
MetLife, Inc.	250,000		9,612,500
Prudential Financial, Inc.	160,000		8,668,800
The Travelers Companies, Inc.	180,000		9,378,000
Unum Group	650,000		14,397,500

Total			42,056,800

Multiline Retail (5.2%)
JC Penney Co., Inc.	370,000	(c)	10,056,600
Nordstrom, Inc.	245,000	(c)	9,114,000

Total			19,170,600

Oil, Gas & Consumable Fuels (13.8%)
Chevron Corp.	120,000		9,726,000
ConocoPhillips	190,000		10,911,700
Marathon Oil Corp.	280,000		9,268,000
The Williams Companies, Inc.	580,000		11,083,800
Valero Energy Corp.	590,000	(c)	10,330,900

Total			51,320,400

Pharmaceuticals (2.9%)
Bristol-Myers Squibb Co.	390,000		10,572,900

Road & Rail (5.9%)
CSX Corp.	200,000		11,064,000
Union Pacific Corp.	130,000		10,634,000

Total			21,698,000

Specialty Retail (4.7%)
Lowe’s Companies, Inc.	450,000		10,030,500
The Gap, Inc.	400,000	(c)	7,456,000

Total			17,486,500

Tobacco (5.8%)
Altria Group, Inc.	475,000		11,409,500
Philip Morris International, Inc.	180,000		10,083,600

Total			21,493,100

Total Common Stocks (Cost: $337,084,632)			$368,880,250

Money Market Fund (0.1%)

	Shares		Value(a)
Columbia Short-Term Cash Fund, 0.245%	213,423	(e)	$213,423

Total Money Market Fund (Cost: $213,423)			$213,423

Investments of Cash Collateral Received for Securities on Loan (4.7%)

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements(d)
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $2,540,416	0.280%	$2,540,396	$2,540,396

	Effective	Principal
Issuer	yield	amount	Value(a)
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $15,000,167	0.400	15,000,000	15,000,000

Total			17,540,396

Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $17,540,396)			$17,540,396

Total Investments in Securities
(Cost: $354,838,451)(f)			$386,634,069

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	At Sept. 30, 2010, security was partially or fully on loan.

(d)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$1,632,599
Freddie Mac Gold Pool	267,160
Freddie Mac Non Gold Pool	274,368
Ginnie Mae I Pool	276,442
Ginnie Mae II Pool	140,635

Total market value of collateral securities	$2,591,204

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$13,876,488
Freddie Mac Gold Pool	743,517
Freddie Mac Non Gold Pool	679,995

Total market value of collateral securities	$15,300,000

(e)	Affiliated Money Market Fund — The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of funds and other institutional clients of Columbia Management. The rate shown is the seven-day current annualized yield at Sept. 30, 2010.

(f)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $354,838,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$45,519,000
Unrealized depreciation	(13,723,000)

Net unrealized appreciation	$31,796,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$368,880,250	$—	$—	$368,880,250

Total Equity Securities	368,880,250	—	—	368,880,250

Other
Affiliated Money Market Fund(c)	213,423	—	—	213,423
Investments of Cash Collateral Received for Securities on Loan	—	17,540,396	—	17,540,396

Total Other	213,423	17,540,396	—	17,753,819

Total	$369,093,673	$17,540,396	$—	$386,634,069

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

(c)	Money market fund that is a sweep investment for cash balances in the Fund at Sept. 30, 2010.

Portfolio of Investments
Columbia Select Smaller-Cap Value Fund
(formerly known as Seligman Smaller-Cap Value Fund)
Sept. 30, 2010 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (99.8%)

Issuer	Shares		Value(a)
Aerospace & Defense (3.0%)
Cubic Corp.	317,006	(d)	$12,933,845

Airlines (6.9%)
Continental Airlines, Inc., Class B	670,000	(b)	16,642,800
Delta Air Lines, Inc.	1,160,000	(b,d)	13,502,400

Total			30,145,200

Auto Components (1.2%)
American Axle & Manufacturing Holdings, Inc.	600,000	(b,d)	5,412,000

Beverages (1.8%)
Central European Distribution Corp.	345,000	(b,d)	7,700,400

Chemicals (2.8%)
Cytec Industries, Inc.	40,600		2,289,028
Minerals Technologies, Inc.	165,000		9,721,800

Total			12,010,828

Commercial Services & Supplies (4.6%)
The Brink’s Co.	300,000	(d)	6,900,000
Waste Connections, Inc.	330,000	(b,d)	13,087,800

Total			19,987,800

Communications Equipment (3.3%)
F5 Networks, Inc.	140,000	(b)	14,533,400

Construction & Engineering (2.6%)
The Shaw Group, Inc.	340,000	(b)	11,410,400

Containers & Packaging (2.1%)
Owens-Illinois, Inc.	320,000	(b)	8,979,200

Diversified Consumer Services (3.0%)
Sotheby’s	350,000	(d)	12,887,000

Electrical Equipment (8.6%)
Belden, Inc.	475,000	(d)	12,530,499
EnerSys	500,000	(b,d)	12,485,000
Thomas & Betts Corp.	305,000	(b)	12,511,100

Total			37,526,599

Energy Equipment & Services (4.2%)
Exterran Holdings, Inc.	385,000	(b,d)	8,743,350
Tetra Technologies, Inc.	930,000	(b,d)	9,486,000

Total			18,229,350

Issuer	Shares		Value(a)
Food Products (2.3%)
Smithfield Foods, Inc.	600,000	(b,d)	10,098,000

Health Care Equipment & Supplies (1.1%)
Analogic Corp.	110,000	(d)	4,936,800

Health Care Providers & Services (2.8%)
WellCare Health Plans, Inc.	415,034	(b,d)	12,019,385

Hotels, Restaurants & Leisure (5.4%)
Penn National Gaming, Inc.	355,000	(b,d)	10,511,550
Texas Roadhouse, Inc.	940,000	(b,d)	13,216,400

Total			23,727,950

Insurance (16.5%)
Aspen Insurance Holdings Ltd.	440,000	(c)	13,323,199
Endurance Specialty Holdings Ltd.	310,000	(c)	12,338,000
Infinity Property & Casualty Corp.	240,000	(d)	11,704,800
Lincoln National Corp.	510,000		12,199,200
The Hanover Insurance Group, Inc.	266,000	(d)	12,502,000
WR Berkley Corp.	380,000		10,286,600

Total			72,353,799

IT Services (2.0%)
CACI International, Inc., Class A	194,784	(b,d)	8,815,924

Machinery (4.0%)
Douglas Dynamics, Inc.	323,570	(d)	3,996,090
Mueller Industries, Inc.	355,000	(d)	9,403,950
Navistar International Corp.	97,000	(b,d)	4,233,080

Total			17,633,120

Personal Products (3.2%)
Herbalife Ltd.	230,000	(c)	13,880,500

Professional Services (1.1%)
School Specialty, Inc.	383,900	(b,d)	4,994,539

Semiconductors & Semiconductor Equipment (8.6%)
Cypress Semiconductor Corp.	1,079,989	(b,d)	13,586,262
ON Semiconductor Corp.	1,700,000	(b,d)	12,257,000
Varian Semiconductor Equipment Associates, Inc.	400,000	(b)	11,512,000

Total			37,355,262

Software (7.1%)
Lawson Software, Inc.	1,620,000	(b)	13,721,400
Quest Software, Inc.	710,000	(b,d)	17,458,900

Total			31,180,300

Transportation Infrastructure (1.6%)
Aegean Marine Petroleum Network, Inc.	409,000	(c)	6,805,760

Total Common Stocks (Cost: $308,950,059)			$435,557,361

Investments of Cash Collateral Received for Securities on Loan (19.1%)

	Effective	Amount payable
Issuer	yield	at maturity	Value(a)
Asset-Backed Commercial Paper (1.1%)
Antalis US Funding Corp.
10-07-10	0.310%	$2,999,251	$2,999,251
Rhein-Main Securitisation Ltd.
10-15-10	0.500	1,998,722	1,998,722

Total			4,997,973

Certificates of Deposit (4.6%)
Banque et Caisse d’Epargne de l’Etat
11-22-10	0.307	2,998,415	2,998,415
Caisse des Depots
12-13-10	0.345	2,997,386	2,997,386
Credit Industrial et Commercial
10-20-10	0.540	2,000,000	2,000,000
DZ Bank AG
11-16-10	0.360	3,000,000	3,000,000
Erste Bank der Oesterreichische
10-01-10	0.370	1,000,000	1,000,000
La Banque Postale
11-16-10	0.345	1,998,831	1,998,831
Nordea Bank Finland PLC
10-15-10	0.460	1,997,652	1,997,652
Union Bank of Switzerland
10-18-10	0.455	2,000,000	2,000,000
United Overseas Bank Ltd.
11-18-10	0.300	2,000,000	2,000,000

Total			19,992,284

Commercial Paper (0.9%)
Suncorp Metway Ltd.
10-06-10	0.300	3,999,033	3,999,033

Other Short-Term Obligations (0.5%)
Natixis Financial Products LLC
10-01-10	0.550	2,000,000	2,000,000

	Effective	Principal
Issuer	yield	amount	Value(a)
Repurchase Agreements (12.0%)(e)
Barclays Capital, Inc. dated 09-30-10, matures 10-01-10, repurchase price $5,000,042	0.300%	$5,000,000	$5,000,000
BNP Paribas Securities Corp. dated 09-30-10, matures 10-01-10, repurchase price $5,287,951	0.280	5,287,910	5,287,910
Cantor Fitzgerald & Co. dated 09-30-10, matures 10-01-10, repurchase price $32,000,338	0.380	32,000,000	32,000,000
Mizuho Securities USA, Inc. dated 09-30-10, matures 10-01-10, repurchase price $10,000,111	0.400	10,000,000	10,000,000

Total			52,287,910

	Effective	Principal
Issuer	yield	amount	Value(a)
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $83,277,200)			$83,277,200

Total Investments in Securities
(Cost: $392,227,259)(f)			$518,834,561

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Semiannual Report dated June 30, 2010.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars. At Sept. 30, 2010, the value of foreign securities, excluding short-term securities, represented 10.62% of net assets.

(d)	At Sept. 30, 2010, security was partially or fully on loan.

(e)	The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The value of securities and/or cash held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.
Barclays Capital, Inc. (0.300%)

Security description	Value (a)

United States Treasury Bill	$5,100,004

Total market value of collateral securities	$5,100,004

BNP Paribas Securities Corp. (0.280%)

Security description	Value (a)

Fannie Mae Pool	$3,398,304
Freddie Mac Gold Pool	556,102
Freddie Mac Non Gold Pool	571,104
Ginnie Mae I Pool	575,422
Ginnie Mae II Pool	292,736

Total market value of collateral securities	$5,393,668

Cantor Fitzgerald & Co. (0.380%)

Security description	Value (a)

Fannie Mae Grantor Trust	$63,470
Fannie Mae Interest Strip	156,379
Fannie Mae Pool	4,582,369
Fannie Mae Principal Strip	172,522
Fannie Mae REMICS	5,928,016
Fannie Mae Whole Loan	147,550
FHLMC Multifamily Structured Pass Through Certificates	52,976
FHLMC Structured Pass Through Securities	287,484
Freddie Mac Non Gold Pool	2,109,064
Freddie Mac Reference REMIC	26,349
Freddie Mac REMICS	1,463,636
Freddie Mac Strips	261,618
Ginnie Mae I Pool	820,464
Ginnie Mae II Pool	3,146,711
Government National Mortgage Association	3,323,261
United States Treasury Inflation Indexed Bonds	229,384
United States Treasury Note/Bond	8,439,571
United States Treasury Strip Coupon	1,148,868
United States Treasury Strip Principal	227,822
Cash Collateral In Lieu Of Securities	51,457

Total market value of collateral securities	$32,638,971

Mizuho Securities USA, Inc. (0.400%)

Security description	Value (a)

Fannie Mae Pool	$9,250,992
Freddie Mac Gold Pool	495,678
Freddie Mac Non Gold Pool	453,330

Total market value of collateral securities	$10,200,000

(f)	At Sept. 30, 2010, the cost of securities for federal income tax purposes was approximately $392,227,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$134,098,000
Unrealized depreciation	(7,490,000)

Net unrealized appreciation	$126,608,000

Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (to include NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements — Valuation of securities in the most recent Semiannual Report dated June 30, 2010.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Sept. 30, 2010:

	Fair value at Sept. 30, 2010
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description(a)	identical assets(b)	inputs	inputs	Total

Equity Securities
Common Stocks	$435,557,361	$—	$—	$435,557,361

Total Equity Securities	435,557,361	—	—	435,557,361

Other
Investments of Cash Collateral Received for Securities on Loan	—	83,277,200	—	83,277,200

Total Other	—	83,277,200	—	83,277,200

Total	$435,557,361	$83,277,200	$—	$518,834,561

(a)	See the Portfolio of Investments for all investment classifications not indicated in the table.

(b)	There were no significant transfers between Levels 1 and 2 during the period.

Item 2. Control and Procedures.
(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.
(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Seligman Value Fund Series, Inc.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ J. Kevin Connaughton J. Kevin Connaughton
President and Principal Executive Officer

Date	November 19, 2010

By	/s/ Jeffrey P. Fox Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	November 19, 2010